Share-based compensation - Share options plans assumptions (Details) - Share option plans - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based compensation
Weighted average fair value of share options granted	SFr 0.45	SFr 0.68
Weighted average share price per share at the grant date	SFr 1.16	SFr 1.93	SFr 2.94
Weighted average strike price per share	SFr 1.16	SFr 1.92	SFr 3.00